John Hancock
Multi-Index Lifetime Portfolios
Quarterly portfolio holdings 5/31/2020

Portfolios' investments
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.7%
Equity - 58.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,985,470	$21,621,774

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $22,816,373)		$21,621,774
UNAFFILIATED INVESTMENT COMPANIES - 39.2%
Exchange-traded funds - 39.2%
Financial Select Sector SPDR Fund	21,324	499,195
iShares Edge MSCI Min Vol USA ETF (C)	10,566	651,077
iShares JP Morgan USD Emerging Markets Bond ETF	2,116	225,142
Schwab U.S. Large-Cap Growth ETF	7,967	779,332
Vanguard Dividend Appreciation ETF	3,904	459,462
Vanguard FTSE All World ex-US Small-Cap ETF	9,496	882,273
Vanguard FTSE Developed Markets ETF	11,505	433,393
Vanguard FTSE Emerging Markets ETF	49,328	1,842,894
Vanguard Health Care ETF	2,622	515,538
Vanguard Information Technology ETF	1,846	481,861
Vanguard Intermediate-Term Corporate Bond ETF (C)	3,953	369,882
Vanguard Mid-Cap ETF	17,554	2,831,811
Vanguard S&P 500 ETF	11,510	3,219,923
Vanguard Small-Cap ETF	5,666	806,612
Vanguard Total Bond Market ETF	2,415	212,327
Xtrackers USD High Yield Corporate Bond ETF	4,803	226,125

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,559,615)		$14,436,847
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	235,200	158,269
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	240,300	157,424
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	236,300	157,992
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	234,100	157,994

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $515,895)		$631,679
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 0.3653% (D)(E)	34,627	346,672
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	227,373	227,373

TOTAL SHORT-TERM INVESTMENTS (Cost $574,019)		$574,045
Total investments (Cost $38,465,902) - 101.2%		$37,264,345
Other assets and liabilities, net - (1.2%)		(444,837)
TOTAL NET ASSETS - 100.0%		$36,819,508
MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.8%
Equity - 58.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,302,317	$57,742,231

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $61,811,422)		$57,742,231
UNAFFILIATED INVESTMENT COMPANIES - 39.2%
Exchange-traded funds - 39.2%
Financial Select Sector SPDR Fund (C)	57,646	1,349,493
iShares Edge MSCI Min Vol USA ETF (C)	28,128	1,733,247
iShares JP Morgan USD Emerging Markets Bond ETF	5,504	585,626
Schwab U.S. Large-Cap Growth ETF	21,311	2,084,642
Vanguard Dividend Appreciation ETF	10,406	1,224,682
Vanguard FTSE All World ex-US Small-Cap ETF	25,493	2,368,555
Vanguard FTSE Developed Markets ETF	31,297	1,178,958
Vanguard FTSE Emerging Markets ETF	135,045	5,045,281
Vanguard Health Care ETF	6,916	1,359,824
Vanguard Information Technology ETF	4,821	1,258,426
Vanguard Intermediate-Term Corporate Bond ETF (C)	10,282	962,087
Vanguard Mid-Cap ETF	47,087	7,596,075
Vanguard S&P 500 ETF	30,622	8,566,505
Vanguard Small-Cap ETF	14,716	2,094,969
Vanguard Total Bond Market ETF	6,282	552,313
Xtrackers USD High Yield Corporate Bond ETF	12,492	588,123

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,693,619)		$38,548,806
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	633,000	425,955
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	649,100	425,236
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	635,800	425,102
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	630,300	425,389

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,387,780)		$1,701,682
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 0.3653% (D)(E)	172,410	1,726,119
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	335,197	335,197

TOTAL SHORT-TERM INVESTMENTS (Cost $2,061,114)		$2,061,316
Total investments (Cost $102,953,935) - 101.8%		$100,054,035
Other assets and liabilities, net - (1.8%)		(1,730,348)
TOTAL NET ASSETS - 100.0%		$98,323,687
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.7%
Equity - 58.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,306,043	$79,562,805

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $85,940,724)		$79,562,805
UNAFFILIATED INVESTMENT COMPANIES - 39.2%
Exchange-traded funds - 39.2%
Financial Select Sector SPDR Fund	78,572	1,839,371
iShares Edge MSCI Min Vol USA ETF (C)	38,663	2,382,414
iShares JP Morgan USD Emerging Markets Bond ETF	7,475	795,340
Schwab U.S. Large-Cap Growth ETF	29,036	2,840,302
Vanguard Dividend Appreciation ETF	14,303	1,683,320
Vanguard FTSE All World ex-US Small-Cap ETF	35,125	3,263,464
Vanguard FTSE Developed Markets ETF	42,139	1,587,376
Vanguard FTSE Emerging Markets ETF	190,426	7,114,315
Vanguard Health Care ETF	9,607	1,888,928
Vanguard Information Technology ETF	6,763	1,765,346
Vanguard Intermediate-Term Corporate Bond ETF (C)	13,952	1,305,489
Vanguard Mid-Cap ETF	64,848	10,461,279
Vanguard S&P 500 ETF	42,157	11,793,421
Vanguard Small-Cap ETF	20,755	2,954,681
Vanguard Total Bond Market ETF	8,545	751,276
Xtrackers USD High Yield Corporate Bond ETF	16,963	798,618

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $51,917,605)		$53,224,940
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	883,200	594,318
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	905,500	593,208
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	887,500	593,391
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	880,100	593,979

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,936,383)		$2,374,896
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 0.3653% (D)(E)	34,831	348,719
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	649,021	649,021

TOTAL SHORT-TERM INVESTMENTS (Cost $997,534)		$997,740
Total investments (Cost $140,792,246) - 100.4%		$136,160,381
Other assets and liabilities, net - (0.4%)		(493,181)
TOTAL NET ASSETS - 100.0%		$135,667,200
MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.7%
Equity - 58.7%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,778,854	$106,491,722

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $115,031,375)		$106,491,722
UNAFFILIATED INVESTMENT COMPANIES - 39.2%
Exchange-traded funds - 39.2%
Financial Select Sector SPDR Fund (C)	104,110	2,437,215
iShares Edge MSCI Min Vol USA ETF (C)	51,847	3,194,812
iShares JP Morgan USD Emerging Markets Bond ETF	9,955	1,059,212
Schwab U.S. Large-Cap Growth ETF	38,768	3,792,286
Vanguard Dividend Appreciation ETF	19,155	2,254,352
Vanguard FTSE All World ex-US Small-Cap ETF	47,017	4,368,349
Vanguard FTSE Developed Markets ETF	56,167	2,115,811
Vanguard FTSE Emerging Markets ETF	254,574	9,510,885
Vanguard Health Care ETF	12,628	2,482,917
Vanguard Information Technology ETF	8,985	2,345,355
Vanguard Intermediate-Term Corporate Bond ETF (C)	18,629	1,743,116
Vanguard Mid-Cap ETF	86,569	13,965,311
Vanguard S&P 500 ETF (C)	56,474	15,798,602
Vanguard Small-Cap ETF	27,282	3,883,865
Vanguard Total Bond Market ETF	11,351	997,980
Xtrackers USD High Yield Corporate Bond ETF	22,633	1,065,562

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $69,274,769)		$71,015,630
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.7%
U.S. Government - 1.7%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	1,182,900	795,990
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	1,212,300	794,197
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	1,188,800	794,843
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	1,179,400	795,976

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,593,375)		$3,181,006
SHORT-TERM INVESTMENTS - 3.4%
Short-term funds - 3.4%
John Hancock Collateral Trust, 0.3653% (D)(E)	560,751	5,614,066
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	595,993	595,993

TOTAL SHORT-TERM INVESTMENTS (Cost $6,208,401)		$6,210,059
Total investments (Cost $193,107,920) - 103.0%		$186,898,417
Other assets and liabilities, net - (3.0%)		(5,521,060)
TOTAL NET ASSETS - 100.0%		$181,377,357
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 56.5%
Equity - 56.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,219,770	$111,293,291

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $120,061,258)		$111,293,291
UNAFFILIATED INVESTMENT COMPANIES - 40.3%
Exchange-traded funds - 40.3%
Financial Select Sector SPDR Fund	113,960	2,667,804
iShares Edge MSCI Min Vol USA ETF (C)	56,366	3,473,273
iShares Global Infrastructure ETF	3,146	122,851
iShares JP Morgan USD Emerging Markets Bond ETF (C)	23,792	2,531,469
Schwab U.S. Large-Cap Growth ETF	40,212	3,933,538
Vanguard Dividend Appreciation ETF	20,837	2,452,307
Vanguard Energy ETF	9,248	475,070
Vanguard FTSE All World ex-US Small-Cap ETF	49,939	4,639,832
Vanguard FTSE Developed Markets ETF	71,623	2,698,038
Vanguard FTSE Emerging Markets ETF	238,896	8,925,155
Vanguard Global ex-U.S. Real Estate ETF	2,528	115,605
Vanguard Health Care ETF	13,839	2,721,024
Vanguard Information Technology ETF	9,847	2,570,362
Vanguard Intermediate-Term Corporate Bond ETF (C)	37,476	3,506,629
Vanguard Materials ETF	2,106	250,614
Vanguard Mid-Cap ETF	86,152	13,898,041
Vanguard Real Estate ETF	4,373	338,601
Vanguard S&P 500 ETF	57,506	16,087,304
Vanguard Small-Cap ETF	27,756	3,951,345
Vanguard Total Bond Market ETF	19,939	1,753,037
Xtrackers USD High Yield Corporate Bond ETF	50,130	2,360,120

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $76,981,372)		$79,472,019
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.8%
U.S. Government - 2.8%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	2,061,900	1,387,481
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	2,113,700	1,384,719
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	2,073,500	1,386,362
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	2,053,200	1,385,703

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,516,947)		$5,544,265
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 0.3653% (D)(E)	266,812	2,671,245
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	788,498	788,498

TOTAL SHORT-TERM INVESTMENTS (Cost $3,458,912)		$3,459,743
Total investments (Cost $205,018,489) - 101.3%		$199,769,318
Other assets and liabilities, net - (1.3%)		(2,619,018)
TOTAL NET ASSETS - 100.0%		$197,150,300
MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.8%
Equity - 51.8%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,173,741	$121,682,037

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $130,823,761)		$121,682,037
UNAFFILIATED INVESTMENT COMPANIES - 44.1%
Exchange-traded funds - 44.1%
Financial Select Sector SPDR Fund (C)	106,149	2,484,948
iShares Edge MSCI Min Vol USA ETF (C)	76,583	4,719,044
iShares Global Infrastructure ETF	9,016	352,075
iShares JP Morgan USD Emerging Markets Bond ETF (C)	60,049	6,389,214
Schwab U.S. Large-Cap Growth ETF	43,339	4,239,421
Vanguard Dividend Appreciation ETF	28,014	3,296,968
Vanguard Energy ETF	24,809	1,274,438
Vanguard FTSE All World ex-US Small-Cap ETF	55,669	5,172,207
Vanguard FTSE Developed Markets ETF	96,629	3,640,014
Vanguard FTSE Emerging Markets ETF	211,222	7,891,254
Vanguard Global ex-U.S. Real Estate ETF	7,201	329,302
Vanguard Health Care ETF (C)	15,066	2,962,277
Vanguard Information Technology ETF	9,241	2,412,178
Vanguard Intermediate-Term Corporate Bond ETF (C)	87,948	8,229,294
Vanguard Materials ETF	6,066	721,854
Vanguard Mid-Cap ETF	85,689	13,823,349
Vanguard Real Estate ETF (C)	13,012	1,007,519
Vanguard S&P 500 ETF (C)	62,689	17,537,248
Vanguard Small-Cap ETF	27,791	3,956,327
Vanguard Total Bond Market ETF	73,950	6,501,684
Xtrackers USD High Yield Corporate Bond ETF	137,480	6,472,558

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $99,356,414)		$103,413,173
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.8%
U.S. Government - 3.8%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	3,289,500	2,213,551
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	3,373,200	2,209,837
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	3,307,800	2,211,627
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	3,278,600	2,212,725

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,213,078)		$8,847,740
SHORT-TERM INVESTMENTS - 7.0%
Short-term funds - 7.0%
John Hancock Collateral Trust, 0.3653% (D)(E)	1,564,318	15,661,485
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	872,109	872,109

TOTAL SHORT-TERM INVESTMENTS (Cost $16,531,855)		$16,533,594
Total investments (Cost $253,925,108) - 106.7%		$250,476,544
Other assets and liabilities, net - (6.7%)		(15,690,276)
TOTAL NET ASSETS - 100.0%		$234,786,268
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.5%
Equity - 46.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	10,982,976	$119,604,611

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $127,057,071)		$119,604,611
UNAFFILIATED INVESTMENT COMPANIES - 48.3%
Exchange-traded funds - 48.3%
Financial Select Sector SPDR Fund	111,767	2,616,465
iShares Edge MSCI Min Vol USA ETF (C)	134,398	8,281,605
iShares Global Infrastructure ETF	15,932	622,145
iShares JP Morgan USD Emerging Markets Bond ETF (C)	84,588	9,000,163
Schwab U.S. Large-Cap Growth ETF	39,760	3,889,323
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	42,251	1,302,598
Vanguard Dividend Appreciation ETF	49,265	5,797,998
Vanguard Energy ETF	43,078	2,212,917
Vanguard FTSE All World ex-US Small-Cap ETF	55,618	5,167,468
Vanguard FTSE Developed Markets ETF	108,017	4,069,000
Vanguard FTSE Emerging Markets ETF	160,951	6,013,129
Vanguard Global ex-U.S. Real Estate ETF	12,612	576,747
Vanguard Health Care ETF	18,032	3,545,452
Vanguard Information Technology ETF	9,772	2,550,785
Vanguard Intermediate-Term Corporate Bond ETF	158,353	14,817,093
Vanguard Materials ETF	10,580	1,259,020
Vanguard Mid-Cap ETF	76,460	12,334,527
Vanguard Real Estate ETF	22,530	1,744,498
Vanguard S&P 500 ETF	38,391	10,739,882
Vanguard Small-Cap ETF	24,563	3,496,789
Vanguard Total Bond Market ETF	155,616	13,681,759
Xtrackers USD High Yield Corporate Bond ETF	221,616	10,433,681

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $118,411,296)		$124,153,044
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.9%
U.S. Government - 4.9%
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	4,636,300	3,119,831
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	4,754,900	3,115,011
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	4,662,100	3,117,125
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	4,619,600	3,117,764

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,170,578)		$12,469,731
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 0.3653% (D)(E)	456,045	4,565,791
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	868,571	868,571
MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $5,434,053)	$5,434,362
Total investments (Cost $261,072,998) - 101.8%	$261,661,748
Other assets and liabilities, net - (1.8%)	(4,658,046)
TOTAL NET ASSETS - 100.0%	$257,003,702
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 40.4%
Equity - 40.4%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,349,513	$90,926,193

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $94,781,349)		$90,926,193
UNAFFILIATED INVESTMENT COMPANIES - 53.4%
Exchange-traded funds - 53.4%
Financial Select Sector SPDR Fund (C)	82,138	1,922,851
Invesco Senior Loan ETF	112,379	2,400,415
iShares Edge MSCI Min Vol USA ETF (C)	164,887	10,160,337
iShares Global Infrastructure ETF	18,674	729,220
iShares JP Morgan USD Emerging Markets Bond ETF (C)	100,791	10,724,162
Schwab U.S. Large-Cap Growth ETF	27,111	2,651,998
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	50,705	1,563,235
Vanguard Dividend Appreciation ETF	59,665	7,021,974
Vanguard Energy ETF	52,006	2,671,548
Vanguard FTSE All World ex-US Small-Cap ETF	42,472	3,946,074
Vanguard FTSE Developed Markets ETF	79,633	2,999,775
Vanguard FTSE Emerging Markets ETF	78,777	2,943,109
Vanguard Global ex-U.S. Real Estate ETF	14,549	665,326
Vanguard Health Care ETF (C)	15,099	2,968,765
Vanguard Information Technology ETF (C)	7,017	1,831,648
Vanguard Intermediate-Term Corporate Bond ETF	196,787	18,413,359
Vanguard Materials ETF	12,622	1,502,018
Vanguard Mid-Cap ETF	51,012	8,229,256
Vanguard Real Estate ETF	27,051	2,094,559
Vanguard S&P 500 ETF	7,697	2,153,236
Vanguard Short-Term Corporate Bond ETF	42,921	3,523,385
Vanguard Small-Cap ETF	16,994	2,419,266
Vanguard Total Bond Market ETF	167,207	14,700,839
Xtrackers USD High Yield Corporate Bond ETF	254,496	11,981,672

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $115,092,292)		$120,218,027
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.9%
U.S. Government - 5.9%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	1,149,745	1,162,458
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	878,284	903,397
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	176,885	$182,606
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	329,274	331,897
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	4,004,900	2,694,953
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	4,107,200	2,690,693
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	4,028,000	2,693,160
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	3,991,200	2,693,658

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,336,056)		$13,352,822
SHORT-TERM INVESTMENTS - 6.8%
Short-term funds - 6.8%
John Hancock Collateral Trust, 0.3653% (D)(E)	1,427,597	14,292,677
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	883,663	883,663

TOTAL SHORT-TERM INVESTMENTS (Cost $15,168,251)		$15,176,340
Total investments (Cost $236,377,948) - 106.5%		$239,673,382
Other assets and liabilities, net - (6.5%)		(14,541,803)
TOTAL NET ASSETS - 100.0%		$225,131,579
MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 27.3%
Equity - 27.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,481,339	$37,911,779

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $38,440,060)		$37,911,779
UNAFFILIATED INVESTMENT COMPANIES - 65.7%
Exchange-traded funds - 65.7%
Financial Select Sector SPDR Fund	46,989	1,100,012
Invesco Senior Loan ETF (C)	118,014	2,520,779
iShares Edge MSCI Min Vol USA ETF (C)	130,629	8,049,359
iShares Global Infrastructure ETF	15,228	594,653
iShares JP Morgan USD Emerging Markets Bond ETF (C)	73,267	7,795,609
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	36,729	1,132,355
Vanguard Dividend Appreciation ETF	45,998	5,413,505
Vanguard Energy ETF	42,022	2,158,670
Vanguard FTSE All World ex-US Small-Cap ETF	20,848	1,936,988
Vanguard FTSE Developed Markets ETF	84,919	3,198,899
Vanguard FTSE Emerging Markets ETF	39,919	1,491,374
Vanguard Global ex-U.S. Real Estate ETF	12,267	560,970
Vanguard Health Care ETF	10,502	2,064,903
Vanguard Information Technology ETF	4,268	1,114,076
Vanguard Intermediate-Term Corporate Bond ETF (C)	177,691	16,626,545
MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
Vanguard Materials ETF	9,938	$1,182,622
Vanguard Mid-Cap ETF	26,068	4,205,290
Vanguard Real Estate ETF (C)	22,446	1,737,994
Vanguard S&P 500 ETF	1,564	437,529
Vanguard Short-Term Corporate Bond ETF	54,039	4,436,062
Vanguard Small-Cap ETF (C)	9,313	1,325,799
Vanguard Total Bond Market ETF	155,662	13,685,803
Xtrackers USD High Yield Corporate Bond ETF	183,643	8,645,912

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $89,276,270)		$91,415,708
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.7%
U.S. Government - 6.7%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	1,575,266	1,592,684
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	1,203,442	1,237,852
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	241,843	249,665
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	451,935	455,536
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	2,156,800	1,451,341
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	2,211,700	1,448,920
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	2,169,300	1,450,415
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	2,149,700	1,450,831

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,231,459)		$9,337,244
SHORT-TERM INVESTMENTS - 6.2%
Short-term funds - 6.2%
John Hancock Collateral Trust, 0.3653% (D)(E)	813,756	8,147,077
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	543,660	543,660

TOTAL SHORT-TERM INVESTMENTS (Cost $8,689,641)		$8,690,737
Total investments (Cost $144,637,430) - 105.9%		$147,355,468
Other assets and liabilities, net - (5.9%)		(8,261,221)
TOTAL NET ASSETS - 100.0%		$139,094,247
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 22.3%
Equity - 22.3%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	810,944	$8,831,178

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,740,087)		$8,831,178
UNAFFILIATED INVESTMENT COMPANIES - 70.1%
Exchange-traded funds - 70.1%
Invesco Senior Loan ETF	46,950	1,002,852
iShares Edge MSCI Min Vol USA ETF	44,938	2,769,080
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Exchange-traded funds - (continued)
iShares Global Infrastructure ETF	4,461	$174,202
iShares JP Morgan USD Emerging Markets Bond ETF	21,502	2,287,813
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	10,783	332,440
Vanguard Dividend Appreciation ETF	15,853	1,865,740
Vanguard Energy ETF	12,681	651,423
Vanguard FTSE All World ex-US Small-Cap ETF	4,939	458,882
Vanguard FTSE Developed Markets ETF	20,969	789,902
Vanguard FTSE Emerging Markets ETF	5,406	201,968
Vanguard Global ex-U.S. Real Estate ETF	3,691	168,789
Vanguard Intermediate-Term Corporate Bond ETF	60,844	5,693,174
Vanguard Materials ETF	2,891	344,029
Vanguard Mid-Cap ETF	5,307	856,125
Vanguard Real Estate ETF	6,686	517,697
Vanguard S&P 500 ETF	614	171,767
Vanguard Short-Term Corporate Bond ETF	22,100	1,814,189
Vanguard Small-Cap ETF	1,959	278,883
Vanguard Total Bond Market ETF	53,525	4,705,918
Xtrackers USD High Yield Corporate Bond ETF	56,433	2,656,866

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $27,469,968)		$27,741,739
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Government - 7.2%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	700,851	708,601
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	534,863	550,156
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	106,930	110,389
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	200,542	202,140
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	467,400	314,520
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	479,300	313,997
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	469,100	313,645
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	465,400	314,098

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,580,372)		$2,827,546
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 0.3653% (D)(E)	33,100	331,384
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	193,517	193,517

TOTAL SHORT-TERM INVESTMENTS (Cost $524,862)		$524,901
Total investments (Cost $39,315,289) - 100.9%		$39,925,364
Other assets and liabilities, net - (0.9%)		(349,462)
TOTAL NET ASSETS - 100.0%		$39,575,902
MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 5-31-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 16.5%
Equity - 16.5%
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	418,655	$4,559,158

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,664,011)		$4,559,158
UNAFFILIATED INVESTMENT COMPANIES - 74.3%
Exchange-traded funds - 74.3%
Invesco Senior Loan ETF	45,684	975,810
iShares Edge MSCI Min Vol USA ETF	30,057	1,852,112
iShares Global Infrastructure ETF	3,058	119,415
iShares JP Morgan USD Emerging Markets Bond ETF	15,845	1,685,908
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	7,905	243,711
Vanguard Dividend Appreciation ETF	10,522	1,238,334
Vanguard Energy ETF	9,267	476,046
Vanguard FTSE All World ex-US Small-Cap ETF	2,955	274,549
Vanguard FTSE Developed Markets ETF	17,683	666,119
Vanguard FTSE Emerging Markets ETF	1,951	72,889
Vanguard Global ex-U.S. Real Estate ETF	2,521	115,285
Vanguard Intermediate-Term Corporate Bond ETF	47,187	4,415,289
Vanguard Materials ETF	1,995	237,405
Vanguard Mid-Cap ETF	2,403	387,652
Vanguard Real Estate ETF	4,475	346,499
Vanguard S&P 500 ETF	414	115,817
Vanguard Short-Term Corporate Bond ETF	20,486	1,681,696
Vanguard Small-Cap ETF	1,082	154,034
Vanguard Total Bond Market ETF	40,446	3,556,012
Xtrackers USD High Yield Corporate Bond ETF	41,846	1,970,110

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $20,555,200)		$20,584,692
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Government - 7.2%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	627,266	634,202
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	478,550	492,233
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	94,938	98,009
U.S. Treasury Inflation Protected Security, 0.625%, 07/15/2021	179,927	181,360
U.S. Treasury STRIPS, PO, 1.472%, 02/15/2047	222,100	149,454
U.S. Treasury STRIPS, PO, 1.476%, 11/15/2048	228,100	149,432
U.S. Treasury STRIPS, PO, 1.483%, 05/15/2047	222,900	149,033
U.S. Treasury STRIPS, PO, 1.490%, 08/15/2046	221,900	149,760

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,878,956)		$2,003,483
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
John Hancock Collateral Trust, 0.3653% (D)(E)	24,357	243,851
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Short-term funds - (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1303% (D)	158,907	$158,907

TOTAL SHORT-TERM INVESTMENTS (Cost $402,729)		$402,758
Total investments (Cost $27,500,896) - 99.5%		$27,550,091
Other assets and liabilities, net - 0.5%		147,732
TOTAL NET ASSETS - 100.0%		$27,697,823
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-20.
(D)	The rate shown is the annualized seven-day yield as of 5-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
8	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. ETFs held by the portfolios are valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$21,621,774	$21,621,774	—	—
Unaffiliated investment companies	14,436,847	14,436,847	—	—
U.S. Government and Agency obligations	631,679	—	$631,679	—
Short-term investments	574,045	574,045	—	—
Total investments in securities	$37,264,345	$36,632,666	$631,679	—

Multi-Index 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$57,742,231	$57,742,231	—	—
Unaffiliated investment companies	38,548,806	38,548,806	—	—
U.S. Government and Agency obligations	1,701,682	—	$1,701,682	—
Short-term investments	2,061,316	2,061,316	—	—
Total investments in securities	$100,054,035	$98,352,353	$1,701,682	—

Multi-Index 2050 Lifetime Portfolio
Investments in securities:
Assets
|	9

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2050 Lifetime Portfolio (continued)
Affiliated investment companies	$79,562,805	$79,562,805	—	—
Unaffiliated investment companies	53,224,940	53,224,940	—	—
U.S. Government and Agency obligations	2,374,896	—	$2,374,896	—
Short-term investments	997,740	997,740	—	—
Total investments in securities	$136,160,381	$133,785,485	$2,374,896	—

Multi-Index 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$106,491,722	$106,491,722	—	—
Unaffiliated investment companies	71,015,630	71,015,630	—	—
U.S. Government and Agency obligations	3,181,006	—	$3,181,006	—
Short-term investments	6,210,059	6,210,059	—	—
Total investments in securities	$186,898,417	$183,717,411	$3,181,006	—

Multi-Index 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$111,293,291	$111,293,291	—	—
Unaffiliated investment companies	79,472,019	79,472,019	—	—
U.S. Government and Agency obligations	5,544,265	—	$5,544,265	—
Short-term investments	3,459,743	3,459,743	—	—
Total investments in securities	$199,769,318	$194,225,053	$5,544,265	—

Multi-Index 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$121,682,037	$121,682,037	—	—
Unaffiliated investment companies	103,413,173	103,413,173	—	—
U.S. Government and Agency obligations	8,847,740	—	$8,847,740	—
Short-term investments	16,533,594	16,533,594	—	—
Total investments in securities	$250,476,544	$241,628,804	$8,847,740	—

Multi-Index 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$119,604,611	$119,604,611	—	—
Unaffiliated investment companies	124,153,044	124,153,044	—	—
U.S. Government and Agency obligations	12,469,731	—	$12,469,731	—
Short-term investments	5,434,362	5,434,362	—	—
Total investments in securities	$261,661,748	$249,192,017	$12,469,731	—

Multi-Index 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$90,926,193	$90,926,193	—	—
Unaffiliated investment companies	120,218,027	120,218,027	—	—
U.S. Government and Agency obligations	13,352,822	—	$13,352,822	—
Short-term investments	15,176,340	15,176,340	—	—
Total investments in securities	$239,673,382	$226,320,560	$13,352,822	—

10	|

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$37,911,779	$37,911,779	—	—
Unaffiliated investment companies	91,415,708	91,415,708	—	—
U.S. Government and Agency obligations	9,337,244	—	$9,337,244	—
Short-term investments	8,690,737	8,690,737	—	—
Total investments in securities	$147,355,468	$138,018,224	$9,337,244	—

Multi-Index 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,831,178	$8,831,178	—	—
Unaffiliated investment companies	27,741,739	27,741,739	—	—
U.S. Government and Agency obligations	2,827,546	—	$2,827,546	—
Short-term investments	524,901	524,901	—	—
Total investments in securities	$39,925,364	$37,097,818	$2,827,546	—

Multi-Index 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,559,158	$4,559,158	—	—
Unaffiliated investment companies	20,584,692	20,584,692	—	—
U.S. Government and Agency obligations	2,003,483	—	$2,003,483	—
Short-term investments	402,758	402,758	—	—
Total investments in securities	$27,550,091	$25,546,608	$2,003,483	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust	34,627	$106,254	$37,899,945	$(37,656,849)	$(2,710)	$32	$2,541	—	$346,672
Strategic Equity Allocation	1,985,470	16,497,725	7,830,957	(2,484,385)	(362,292)	139,769	421,492	$209,092	21,621,774
					$(365,002)	$139,801	$424,033	$209,092	$21,968,446
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust	172,410	$325,876	$89,825,622	$(88,419,062)	$(6,525)	$208	$7,319	—	$1,726,119
Strategic Equity Allocation	5,302,317	49,934,023	12,836,710	(4,357,473)	(495,573)	(175,456)	1,225,268	$607,827	57,742,231
					$(502,098)	$(175,248)	$1,232,587	$607,827	$59,468,350
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust	34,831	$466,220	$126,517,138	$(126,635,807)	$959	$209	$13,615	—	$348,719
Strategic Equity Allocation	7,306,043	71,866,814	16,275,655	(7,273,737)	(977,843)	(328,084)	1,742,769	$864,547	79,562,805
					$(976,884)	$(327,875)	$1,756,384	$864,547	$79,911,524
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust	560,751	$683,321	$143,868,545	$(138,934,812)	$(4,642)	$1,654	$15,330	—	$5,614,066
Strategic Equity Allocation	9,778,854	100,695,504	19,273,808	(12,341,245)	(1,763,954)	627,609	2,367,406	$1,174,415	106,491,722
					$(1,768,596)	$629,263	$2,382,736	$1,174,415	$112,105,788
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust	266,812	$881,175	$156,347,758	$(154,550,582)	$(7,946)	$840	$17,764	—	$2,671,245
Strategic Equity Allocation	10,219,770	112,814,336	20,205,031	(19,573,962)	(3,138,759)	986,645	2,667,458	$1,323,264	111,293,291
					$(3,146,705)	$987,485	$2,685,222	$1,323,264	$113,964,536
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust	1,564,318	$2,989,582	$156,207,479	$(143,525,655)	$(11,806)	$1,885	$22,310	—	$15,661,485
Strategic Equity Allocation	11,173,741	121,475,015	22,660,839	(20,936,253)	(2,839,126)	1,321,562	2,835,462	$1,406,607	121,682,037
					$(2,850,932)	$1,323,447	$2,857,772	$1,406,607	$137,343,522
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust	456,045	$4,980,747	$173,652,818	$(174,045,744)	$(22,434)	$404	$31,068	—	$4,565,791
Strategic Equity Allocation	10,982,976	113,757,467	27,838,742	(20,275,476)	(2,789,303)	1,073,181	2,713,178	$1,345,945	119,604,611
					$(2,811,737)	$1,073,585	$2,744,246	$1,345,945	$124,170,402
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust	1,427,597	$8,456,657	$188,750,454	$(182,905,669)	$(17,107)	$8,342	$55,018	—	$14,292,677
Strategic Equity Allocation	8,349,513	89,423,933	28,644,031	(26,378,017)	(2,900,586)	2,136,832	2,108,634	$1,046,044	90,926,193
					$(2,917,693)	$2,145,174	$2,163,652	$1,046,044	$105,218,870
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust	813,756	$11,030,601	$171,518,343	$(174,393,439)	$(9,663)	$1,235	$51,623	—	$8,147,077
Strategic Equity Allocation	3,481,339	45,026,474	18,135,655	(25,618,011)	(1,974,674)	2,342,335	1,140,650	$565,850	37,911,779
					$(1,984,337)	$2,343,570	$1,192,273	$565,850	$46,058,856
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust	33,100	$2,191,766	$14,247,115	$(16,107,772)	$219	$56	$12,703	—	$331,384
Strategic Equity Allocation	810,944	11,588,272	6,613,533	(9,651,027)	(284,516)	564,916	277,297	$137,561	8,831,178
					$(284,297)	$564,972	$290,000	$137,561	$9,162,562
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust	24,357	$1,492,241	$10,223,987	$(11,472,605)	$99	$129	$10,920	—	$243,851
Strategic Equity Allocation	418,655	6,801,083	3,832,346	(6,289,585)	(31,880)	247,194	181,746	$90,160	4,559,158
					$(31,781)	$247,323	$192,666	$90,160	$4,803,009
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.
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